Other Assets - Disclosure of the Bond Portfolio Stated at Fair Value (Details) - Bonds - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated at fair value	$ 104.4	$ 124.4
Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated at fair value	1.3	17.3
After one year but not more than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated at fair value	45.7	104.8
More than five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated at fair value	$ 57.4	$ 2.3